Unaudited Condensed Consolidated Statements of Changes in Partners' Capital (Parenthetical)	May 27, 2021 shares
Tortoise Direct Opportunities Fund LP | Common Units
Conversion of Units	215,292
Conversion rate	1.0334
Tortoise Direct Opportunities Fund LP | Series A Convertible Preferred Units
Shares held	416,677
Issue of Units	208,333
Conversion of Units	208,334